Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Accrued Liabilities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Liability for self-insurance	$ 87	$ 83
Multiemployer Plans, Postretirement Benefit [Member] | UNITE HERE Health [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contributions by the Company	$ 183	$ 187	$ 192